Note Payable - Related Party (Tables)	12 Months Ended
Apr. 30, 2013
Note Payable - Related Party Tables
Maturities of debt	Maturities of this debt are as follows:
April 30, 2014	$-
April 30, 2015	-
November 1, 2015	68,926

$68,926